Regulatory Capital And Restrictions (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jan. 01, 2015
Undivided profits	$ 851,585,000	$ 682,833,000
Dividend paid to parent company	$ 180,000,000	$ 180,000,000
First Tennessee Bank National Association [Member]
Total Capital, Actual Ratio	17.86%	18.36%
Tier 1 Capital, Actual Ratio	16.12%	15.99%
Leverage, Actual Ratio	12.72%	12.71%
Vault cash used to meet cash reserve requirements	$ 150,800,000	$ 137,800,000
Undivided profits	1,000,000,000
Available amount for dividend without prior regulatory approval	$ (75,700,000)		$ 15,100,000
Percent of capital stock and surplus threshold for credit extension to affiliates	20.00%
Maximum amount of credit bank may extend to all affliates	$ 688,000,000
Maximum amount of credit bank may extend to parent and certain financial subsidiaries	$ 344,000,000
Number of years most recently completed	2 years
Number of immediately preceding years	2 years
Percent of capital stock and surplus threshold for credit extension to parent and certain financial subsidiaries	10.00%
First Tennessee Bank National Association [Member] | Minimum [Member]
Cash reserve required	$ 125,900,000	$ 115,200,000
Fhn [Member]
Total Capital, Actual Ratio	16.18%	16.23%
Tier 1 Capital, Actual Ratio	14.46%	13.87%
Leverage, Actual Ratio	11.43%	11.04%
Covered Transactions	$ 900,000
FTBNA Excluding Financial Subsidiaries [Member]
Total Capital, Actual Ratio	16.59%	16.84%
Tier 1 Capital, Actual Ratio	15.77%	15.43%
Leverage, Actual Ratio	12.41%	12.33%
All Affiliates [Member]
Covered Transactions	$ 366,700,000
FTN Financial Securities Corporation [Member]
Total Equity investment from FTBNA	$ 365,800,000